(Loss) Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net (loss) income		$ (640,243)	$ (55,881,292)	$ (61,995,758)	$ (3,818,737)	$ 24,048,184
Weighted average number of common stock outstanding-basic and diluted	[1]			4,422,837	4,422,837	4,176,141
(Loss) earnings per share - Basic and diluted:				$ (14.02)	$ (0.85)	$ 5.758

[1]	The computation of basic and diluted share and EPS data should be adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.